Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Income Taxes [line items]
Profit before tax	$ 12,776	$ 7,741	[1]	$ 10,264	[1]
Deduct share of result of associates and joint ventures	152
Profit before tax and before share of result of associates and joint ventures	12,624
Adjustments on taxable basis
Government incentives	(709)
Non-deductible/(non-taxable) marked to market on derivatives	(1,776)
Other expenses not deductible for tax purposes	1,223
Other non-taxable income	(282)
Gross adjustments on taxable basis	$ 11,080
Aggregated weighted nominal tax rate	26.20%
Tax at aggregated weighted nominal tax rate	$ (2,901)
Adjustments on tax expense
Utilization of tax losses not previously recognized	13
Recognition of deferred taxes assets on previous years' tax losses	27
Write-down of deferred tax assets on tax losses and current year losses for which no deferred tax asset is recognized	(137)
(Underprovided)/overprovided in prior years	58
Deductions from interest on equity	666
Deductions from goodwill	20
Other tax deductions	259
US Tax reform (change in tax rate and other)	0	116
Change in tax rate (other)	(95)
Withholding taxes	(505)
Brazilian Federal Tax Amnesty Program	0
Other tax adjustments	(191)
Income tax expense	$ (2,786)	(2,585)	[1]	(1,658)	[1]
Effective tax rate	22.10%
As Restated [Member]
Disclosure Of Income Taxes [line items]
Profit before tax		7,741		10,264
Deduct share of result of associates and joint ventures		153		430
Profit before tax and before share of result of associates and joint ventures		7,588		9,834
Adjustments on taxable basis
Government incentives		(742)		(982)
Non-deductible/(non-taxable) marked to market on derivatives		3,496		579
Other expenses not deductible for tax purposes		1,796		1,795
Other non-taxable income		(158)		(178)
Gross adjustments on taxable basis		$ 11,980		$ 11,048
Aggregated weighted nominal tax rate		26.50%		28.20%
Tax at aggregated weighted nominal tax rate		$ (3,172)		$ (3,116)
Adjustments on tax expense
Utilization of tax losses not previously recognized		120		23
Recognition of deferred taxes assets on previous years' tax losses		46		16
Write-down of deferred tax assets on tax losses and current year losses for which no deferred tax asset is recognized		(125)		(143)
(Underprovided)/overprovided in prior years		101		1
Deductions from interest on equity		471		553
Deductions from goodwill		17		57
Other tax deductions		400		723
US Tax reform (change in tax rate and other)		116		1,760
Change in tax rate (other)		144		(59)
Withholding taxes		(403)		(386)
Brazilian Federal Tax Amnesty Program				(870)
Other tax adjustments		(300)		(217)
Income tax expense		$ (2,585)		$ (1,658)
Effective tax rate		34.10%		16.90%

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.